Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Fixed maturities, available-for-sale, at estimated fair value (amortized cost $8,161,592 and $8,284,148)	$ 8,414,961	$ 8,198,125
Fair value option and trading securities, at estimated fair value	109,914	14,615
Common stocks, at estimated fair value	8,152	5,100
Commercial mortgage loans	1,043,187	1,455,156
Policy loans	178,437	178,890
Short-term investments	190,376	129,660
Other invested assets	21,183	19,406
Total Investments	9,966,210	10,000,952
Cash and cash equivalents	78,801	3,388
Accrued investment income	96,354	92,997
Reinsurance recoverables	6,501,700	6,280,337
Valuation of business acquired	135,031	186,701
Deposit receivable	1,111,571	1,199,537
Other assets	714,007	682,654
Current income tax	197	2,051
Deferred tax asset, net		3,686
Separate account assets	1,460,380	1,342,220
Total Assets	20,064,251	19,794,523
LIABILITIES
Future policy benefits and other policyholder liabilities	5,510,050	5,111,791
Policyholders' account balances	10,676,911	10,935,372
Accrued expenses and other liabilities	94,543	104,120
Modified coinsurance payable	1,111,571	1,199,537
Other long-term debt - affiliate	695,000	659,000
Deferred tax liability, net	24,585
Separate account liabilities	1,460,380	1,342,220
Total Liabilities	19,573,040	19,352,040
COMMITMENTS & CONTINGENCIES (NOTE 12)
SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30,000 shares authorized, 25,000 shares issued and outstanding	2,500	2,500
Additional paid-in capital	593,558	593,558
Accumulated other comprehensive income (loss)	72,816	(36,168)
Retained earnings (deficit)	(177,663)	(117,407)
Total Shareholder's Equity	491,211	442,483
Total Liabilities and Shareholder's Equity	$ 20,064,251	$ 19,794,523